CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 158,691	$ 46,256
Term deposits		432
Accounts receivable (net of allowance for doubtful accounts of $34 and $36 as of December 31, 2016 and 2017, respectively)	901	1,022
Inventories	3,549	3,043
Prepaid expenses and other current assets	9,541	9,414
Amounts due from related parties	126	3,816
Total current assets	172,808	63,983
Non-current assets
Restricted cash	543	372
Property, plant and equipment, net	40,163	29,411
Goodwill	428	401
Long-term investments	256	378
Deferred tax assets	12,430	6,951
Other non-current assets	3,110	2,914
TOTAL ASSETS	229,738	104,410
Current liabilities
Prepayments from customers, current portion (including prepayments from customers of the consolidated VIE without recourse to the Group of $16,570 and $11,962 as of December 31, 2016 and 2017, respectively)	11,968	16,576
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Group of $36,063 and $48,123 as of December 31, 2016 and 2017, respectively)	51,854	36,436
Income tax payable (including income tax payable of the consolidated VIE without recourse to the Group of $5,498 and $10,125 as of December 31, 2016 and 2017, respectively)	10,534	5,869
Deferred revenue, current portion (including deferred revenue of the consolidated VIE without recourse to the Group of $20,446 and $22,327 as of December 31, 2016 and 2017, respectively)	22,666	21,406
Total current liabilities	97,022	80,287
Non-current liabilities
Prepayments from customers, non-current portion (including prepayments from customers of the consolidated VIE without recourse to the Group of $5,908, and $8,542 as of December 31, 2016 and 2017, respectively)	8,542	5,908
Deferred revenue, non-current portion (including deferred revenue of the consolidated VIE without recourse to the Group of $6,742, and $8,505 as of December 31, 2016 and 2017, respectively)	10,396	8,242
Other non-current liabilities (including other non-current liabilities of the consolidated VIE without recourse to the Group of $6,012 and $8,484 as of December 31, 2016 and 2017, respectively)	8,484	6,012
TOTAL LIABILITIES	124,444	100,449
EQUITY
Golden share (par value of $0.001 per share; 1 share authorized; 1 and nil share issued and outstanding as of December 31, 2016 and 2017, respectively)
Ordinary shares (par value of $0.001 per share; 99,999,999 shares authorized; 23,163,801 and 29,213,801 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	29	23
Additional paid-in capital	129,134	36,420
Statutory reserve	2,678	2,156
Accumulated other comprehensive income	783	381
Accumulated deficit	(28,879)	(35,472)
Total RYB Education, Inc. shareholders' equity	103,745	3,508
Noncontrolling interest	1,549	453
TOTAL EQUITY	105,294	3,961
TOTAL LIABILITIES AND EQUITY	$ 229,738	$ 104,410